Stock-Based Compensation - Schedule of Fair Value of Stock Option Awards on the Grant Date Using the Black-Scholes Option Valuation Model (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of common stock	$ 10.36	$ 6.14	$ 9.07	$ 5.77	$ 6.49	$ 4.65
Expected term (years)	6 years	6 years	6 years	6 years	6 years	6 years
Expected volatility	76.70%	69.50%	75.20%	69.10%	69.30%	66.50%
Risk-free interest rate	0.37%	1.89%	0.66%	2.40%	2.15%	3.00%
Expected annual dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%